Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Statement of Financial Position [Abstract]
Net of allowances for doubtful accounts | $	$ 9		$ 9
Ordinary shares, par value per share | ₪ / shares		₪ 0.20		₪ 0.20
Ordinary shares, shares authorized	20,000,000		20,000,000
Ordinary shares, shares issued	13,446,007		11,622,260
Ordinary shares, shares outstanding	13,409,975		11,586,228